General Information	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
1.	General information
Alvarium Investments Limited (the Company) is a private company limited by shares, registered in England and Wales. The address of the registered office is 10 Old Burlington Street, London, W1S 3AG, England. This report contains the consolidated results of Alvarium Investments Limited and its subsidiaries, joint ventures and associates (together the Group).

1.	General information
Alvarium Investments Limited (the Company) is a private company limited by shares, registered in England and Wales. The address of the registered office is 10 Old Burlington Street, London, W1S3AG, England. This report contains the consolidated results of Alvarium Investments Limited and its subsidiaries, joint ventures and associates (together the Group).